Stock options and other stock-based plans (Details) (Employee Stock Option [Member], CAD)	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Number of shares
Outstanding , beginning of period	562,014	996,047	328,027
Granted	0	0	770,727
Exercised	(225,845)	(111,986)	(93,044)
Forfeited/expired	(8,142)	(67,611)	(9,663)
Outstanding, end of period	328,027	816,450	996,047
Options exercisable, end of period	311,360	305,506	226,487
Weighted average exercise price
Outstanding, beginning of period Weighted Average Exercise Price	8.46	27.78	8.96
Granted Weighted Average Exercise Price	0	0	33.77
Exercised Weighted Average Exercise Price	7.87	6.80	10.49
Forfeited/expired Weighted Average Exercise Price	4.84	33.72	33.36
Outstanding, end of period Weighted Average Exercise Price	8.96	30.20	27.78
Options exercisable, end of period Weighted Average Exercise Price	8.55	24.15	8.06